Changes in balances of these sector assets and liabilities: (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concession Financial And Sector Assets And Liabilities
Beginning balance	R$ (98)	R$ 882	R$ 1,080
Additions	1,908	611	724
Amortization	238	(156)	(666)
Payments from the Flag Tariff Centralizing Account		(63)	(361)
Updating - Selic rate (Note 31)	64	32	105
Receipt funds of ''Covid-account''		(1,404)
Transfer of other liabilities	(15)
Ending balance	R$ 2,097	R$ (98)	R$ 882